Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Credit Losses of Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	¥ 4,766	¥ 7,644	¥ 31,694
Provision for the year/period	7	1,702	(20,179)
Receivables written off for the year	(4,766)	(4,580)	(3,871)
Balance at the end of the year	¥ 7	¥ 4,766	¥ 7,644